Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Note 8 – Commitments and Contingencies

A.	Contingencies

1.
In March 2015, the Company entered into a lease agreement for its corporate headquarters. The lease has a term of four years with an option to extend the lease agreement for an additional two years. In February 2017 and August 2018, the Company leased additional spaces adjacent to the current premises. In addition, in August 2018, the Company was granted two additional options to extend the lease for one year each. In November 2018, the Company exercised the original option to extend the lease for an additional two years. To secure lease payments, the Company provided a bank guarantee of $46 thousand.

2.
As of December 31, 2018, the Company recorded a pledge on its marketable debt securities in favor of its bank in the amount of approximately $113 thousand to secure the Company's commitments to the bank.

B.	Commitments

The following table summarizes the Company’s significant contractual obligations at December 31, 2018:

	Total	Less than 1 year	1-3 years
	(in thousands)
Facility leases	$676	$150	$526
Total	$676	$150	$526

The Company enters into contracts in the ordinary course of business with Contract Research Organizations for clinical trials and clinical supply manufacturing and with vendors for non-clinical research studies and other services and products for operating purposes, which generally provide for termination upon 30 days notice or less, and therefore are cancelable contracts and not included in the table above. The Company has included as purchase obligations our commitments under agreements to the extent they are quantifiable and are not cancelable.

Other than as described above, the Company did not have any material commitments for capital expenditures, including any anticipated material acquisition of plant and equipment or interests in other companies, as of December 31, 2018.